Related party transactions - Summary of post-employment benefits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Subsidiaries
Disclosure of transactions between related parties [line items]
Post-employment benefit plan assets under management of subsidiary	$ 5,300,000,000	$ 4,400,000,000
Related party management fees	8,000,000	6,000,000
Retirement benefit plan deposit assets placed at related party	875,000,000	710,000,000
Retirement benefit plan interest income earned from related party	0	1,000,000
Principal plan | Other related parties
Disclosure of transactions between related parties [line items]
Notional amount with related party	11,300,000,000	10,500,000,000
Derivative assets with related party	1,000,000,000	900,000,000
Cash collateral received with related party	$ 1,000,000,000	900,000,000
International Staff Retirement Benefit Scheme | Other related parties
Disclosure of transactions between related parties [line items]
Notional amount with related party		1,200,000,000
Derivative liabilities with related party		$ 85,000,000